Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000247281
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%	12.64%
Without Sales Load [Member] | C000247282
Average Annual Return [Line Items]
Average Annual Return, Percent	13.18%	12.81%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	5.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	5.00%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.98%	12.34%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.98%	12.34%